Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Disaggregation of Revenue [Line Items]
Contract assets	$ 0	$ 0	$ 0
Contract with customer accounts receivable	686	262	348
Deferred revenue balance	3,400	2,900	$ 1,700
Revenue, remaining performance obligation, amount	10,100
Contract with customer, performance obligation satisfied in previous period	1,700	600
Capitalized contract cost, amortization	1,600	500
Capitalized contract cost, net	2,300	1,900
Grant Revenues	4,409	2,772
Unbilled Contracts Receivable	77	0
Bill and HoldArrangements [Member]
Disaggregation of Revenue [Line Items]
Contract with customer, performance obligation satisfied in previous period	768	670
Government Grant [Member]
Disaggregation of Revenue [Line Items]
Grant Revenues	227	$ 0
Grant Amount	1,000
Revenue Remaining Performance Obligation Expected Period of Recognization Year One [Member]
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, amount	6,200
Revenue Remaining Performance Obligation Expected Period of Recognization Year Two to Five [Member]
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, amount	$ 3,900